LOANS RECEIVABLE, NET - Movement of allowance for loans receivable (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Movement of allowance for loans receivable
Balance of the beginning of the year	¥ 279,317,673	$ 39,341,071	¥ 117,886,002
Provision	15,396,673	2,168,576	161,431,671
Balance of the end of the year	316,890,848	44,633,143	279,317,673
Evaluated for impairment on an individual basis	116,302,348		¥ 116,852,875	$ 16,380,843
Adjustment
Movement of allowance for loans receivable
Balance of the end of the year	¥ 22,176,502	$ 3,123,496